Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net income for the year	R$ 16,748,439	R$ 17,314,603	R$ 17,992,726
Financial assets available for sale
Unrealized gains/(losses)	0	3,005,067	7,718,277
Gains/(losses) transferred to income	0	487,017	(1,459,372)
Tax effect	0	(1,260,609)	(2,571,397)
Financial assets at fair value through other comprehensive income
Unrealized gains/(losses)	(473,594)	0	0
Gains/(losses) transferred to income	1,023,299	0	0
Tax effect	(209,359)	0	0
Unrealized gains/(losses) on hedge
Cash flow hedge	(96,760)	(13,778)	39,198
Hedge of investment abroad	(209,300)	(59,739)	0
Tax effect	122,424	29,407	(15,679)
Exchange differences on translations of foreign operations
Foreign exchange on translations of foreign operations	113,198	29,002	(107,011)
Items that can not be reclassified to the Consolidated Statement of Income
Gains/(losses) on equity instruments at fair value through other comprehensive income	(756,042)	0	0
Tax effect	302,417	0	0
Other	(92,764)	0	0
Total adjustments not included in the net income	(276,481)	2,216,367	3,604,016
Total comprehensive income for the year	16,471,958	19,530,970	21,596,742
Attributable to shareholders:
Controlling shareholders	16,307,434	19,305,731	21,498,265
Non-controlling interest	R$ 164,524	R$ 225,239	R$ 98,477